Business, Liquidity and Summary of Significant Accounting Policies (Inventory) - Additional Information (Detail)	12 Months Ended
Mar. 31, 2016 USD ($)
Accounting Policies [Abstract]
Loss from impairment of long-lived assets	$ 99,020